BANK BORROWINGS (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
BANK BORROWINGS
Short-term bank borrowings	₺ 183,472	₺ 21,501
Long-term bank borrowings	2,809	18,000
Total	₺ 186,281	₺ 39,501
Average annual effective interest rate (in percent)	20.20%	21.30%
Short Term Supplier and Merchant Financing Loans
BANK BORROWINGS
Short-term bank borrowings	₺ 17,742	₺ 1,348
Average annual effective interest rate (in percent)	57.60%	22.71%